Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class A common stock, subject to possible redemption, shares	34,693,585	33,657,472
Preferred Stock, Par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares outstanding	10,350,000
Groop Internet Platform Inc [Member]
Preferred Stock, Par or stated value per share		$ 0.001
Preferred stock, shares authorized		84,389,164
Preferred stock, shares issued		83,395,815
Preferred stock, shares outstanding		83,395,815
Common Stock, Par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	114,092,838	114,092,838	114,092,838
Common stock, shares issued	12,430,874	11,826,960	11,659,645
Common stock, shares outstanding	12,430,874	11,826,960	11,659,645
Common Class A
Class A common stock, subject to possible redemption, shares	34,693,585	33,657,472
Class A Common stock, Subject to possible redemption, per share	$ 10.00	$ 10.00
Common Stock, Par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock, shares issued	6,706,415	7,742,528
Common stock, shares outstanding	6,706,415	7,742,528
Common Class B
Common Stock, Par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	10,350,000	10,350,000
Common stock, shares outstanding	10,350,000	10,350,000
Convertible Preferred Stock Series Seed Seed One Seed Two A,B,C And D | Groop Internet Platform Inc [Member]
Preferred Stock, Par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	84,389,164	84,389,164	84,389,164
Preferred stock, shares issued	83,395,815	83,395,815	83,395,815
Preferred stock, shares outstanding	83,395,815	83,395,815	83,395,815